Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000163811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	4.11%	1.58%	5.32%
C000163813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000163811
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	2.67%	5.89%
Without Sales Load [Member] | C000163813
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	2.90%	6.14%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.50%	9.27%	8.04%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.50%	9.27%	8.04%
EATON VANCE Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Average Annual Return, Percent	27.48%	7.38%	8.04%
EATON VANCE Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Average Annual Return, Percent	27.48%	7.38%	8.04%